UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP

(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY

TENNENBAUM OPPORTUNITIES PARTNERS V, LP

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:

RICHARD T. PRINS, ESQ.

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2014

Date of reporting period: MARCH 31, 2014

ITEM 1.   SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (74.34%)
Bank Debt (54.08%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (1.42%)
Expert Global Solutions, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 7.25%, 1.25% LIBOR Floor, due 4/3/18	$1,620,361	$1,585,928	0.12%
Expert Global Solutions, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 11%, 1.5% LIBOR Floor, due 10/3/18	$17,348,047	16,740,866	1.30%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		18,326,794

Aerospace Product and Parts Manufacturing (0.01%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$150,803	82,565	0.01%

Architectural, Engineering, and Related Services (1.65%)
Global Geophysical Services, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 9.75%, 1% LIBOR Floor, due 9/30/16	$21,188,679	21,215,165	1.65%

Business Support Services (3.25%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.25% LIBOR Floor, due 8/28/19	$41,208,525	41,826,653	3.25%

Cable and Other Subscription Programming (3.59%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€3,423,334	4,713,588	0.37%
Medfort, S.a.r.l., 1st Lien Term Loan A2, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€12,035,724	16,571,989	1.29%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€27,623,608	13,045,986	1.01%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€9,243,109	-	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16 - (Luxembourg) (2), (3)	€6,129,032	8,439,065	0.65%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€2,542,833	3,501,227	0.27%
Total Cable and Other Subscription Programming		46,271,855

Charter Bus Industry (0.00%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$13,507,374	-	-
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$3,578	-	-
Coach America Holdings, Inc., Senior Secured Letters of Credit,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$3,275,272	-	-
Total Charter Bus Industry		-

2

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Coal Mining (3.01%)
Eagle Coal Company, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 10% , 1.5% LIBOR Floor, due 7/10/18	$12,494,610	$12,288,449	0.96%
Oxford Mining Company, LLC, Senior Secured 2nd Lien Term Loan,
LIBOR + 9.75% Cash + 5.75% PIK, 1.25% LIBOR Floor, due 12/24/15	$28,026,136	26,442,659	2.05%
Total Coal Mining		38,731,108

Communications Equipment Manufacturing (0.84%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (4), (6)	$38,898,064	10,854,699	0.84%

Computer Systems Design and Related Services (1.59%)
Coreone Technologies, LLC, Senior Secured 1st Lien Term Loan,
LIBOR + 3.75% Cash + 5% PIK, 1% LIBOR Floor, due 9/4/18	$20,582,809	20,459,312	1.59%

Couriers and Express Delivery Services (1.93%)
U.S. Xpress Enterprises, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 7.5%, 1.5% LIBOR Floor, due 11/14/16	$24,927,912	24,803,272	1.93%

Electric Power Generation, Transmission and Distribution (1.15%)
Longview Power, LLC, Senior Secured 1st Lien Non Extended Term Loan,
LIBOR + 4.75%, due 2/28/14	$19,055,046	11,699,798	0.91%
Longview Power, LLC, Senior Secured Super Priority Debtor-in-Possession,
LIBOR + 7.5%, 1.5% LIBOR Floor, due 11/22/15	$1,019,997	3,059,990	0.24%
Total Electric Power Generation, Transmission and Distribution		14,759,788

Electrical Equipment Manufacturing (0.50%)
API Technologies Corp., Senior Secured 1st Lien Term Loan, LIBOR + 7.50%, 1.50% LIBOR Floor, due 2/6/18	$6,514,169	6,481,598	0.50%

Electronic Shopping and Mail-Order Houses (1.46%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 12.5%, due 3/31/16	$18,882,943	18,854,619	1.46%

Full-Service Restaurants (3.50%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (6)	$16,698,762	4,533,714	0.35%
RM OpCo, LLC, Convertible 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$4,006,770	4,006,770	0.31%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16 (6)	$10,274,866	10,274,866	0.80%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B,
12% Cash + 7% PIK, due 3/21/16 (6)	$19,964,342	19,964,342	1.55%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1,
12% Cash + 7% PIK, due 3/21/16 (6)	$6,287,457	6,287,457	0.49%
Total Full-Service Restaurants		45,067,149

Grocery Stores (1.04%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 9.35%,
1.5% LIBOR Floor, due 12/28/15	$13,211,444	13,409,615	1.04%

3

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Management, Scientific, and Technical Consulting Services (3.62%)
Hill International, Inc., Senior Secured 2nd Lien Term Loan, 7.5%, due 10/18/16	$46,666,667	$46,666,667	3.62%

Motion Picture and Video Industries (3.36%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	23,698,840	1.84%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,512,932	1.52%
Total Motion Picture and Video Industries		43,211,772

Nonscheduled Air Transportation (1.74%)
One Sky Flight, LLC, Senior Secured 2nd Lien Term Loan, 12% Cash + 3% PIK, due 6/3/19	$23,055,583	22,421,555	1.74%

Other Electrical Equipment and Component Manufacturing (2.76%)
Palladium Energy, Inc., 1st Lien Senior Secured Term Loan, LIBOR + 9%,
1% LIBOR Floor, due 12/26/17	$35,000,000	35,507,500	2.76%

Other Financial Investment Activities (1.30%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/31/22	$29,848,986	16,715,432	1.30%

Other Telecommunications (3.85%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor, due 6/21/17	$45,651,290	49,531,650	3.85%

Petroleum and Coal Products Manufacturing (1.00%)
Boomerang Tube, LLC, 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor, due 10/11/17	$13,251,511	12,920,224	1.00%

Radio and Television Broadcasting (4.59%)
SiTV, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 6% Cash + 4% PIK, 2% LIBOR Floor, due 8/3/16	$23,638,393	23,106,529	1.79%
The Tennis Channel, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 8.5%, due 5/29/17	$35,854,126	35,997,543	2.80%
Total Radio and Television Broadcasting		59,104,072

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (1.60%)
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16 (2)	$7,200,688	7,200,688	0.56%
Gundle/SLT Environmental, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 7.5%, 1.5% LIBOR Floor, due 5/27/16	$15,812,731	13,440,822	1.04%
Total Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing		20,641,510

4

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Scheduled Air Transportation (1.83%)
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17 (6)	$521,567	$535,260	0.04%
N918DL, 8%, due 8/15/18 (6)	$718,188	736,560	0.06%
N954DL, 8%, due 3/20/19 (6)	$958,294	979,770	0.08%
N955DL, 8%, due 6/20/19 (6)	$996,528	1,018,380	0.08%
N956DL, 8%, due 5/20/19 (6)	$993,929	1,016,070	0.08%
N957DL, 8%, due 6/20/19 (6)	$1,005,245	1,027,290	0.08%
N959DL, 8%, due 7/20/19 (6)	$1,016,466	1,038,510	0.08%
N960DL, 8%, due 10/20/19 (6)	$1,058,350	1,080,090	0.09%
N961DL, 8%, due 8/20/19 (6)	$1,044,952	1,067,220	0.08%
N976DL, 8%, due 2/15/18 (6)	$724,906	744,480	0.06%
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16 (6)	$2,913,167	3,528,143	0.27%
N512UA, 20%, due 10/26/16 (6)	$2,972,062	3,620,453	0.28%
N536UA, 16%, due 9/29/14 (6)	$660,871	682,370	0.05%
N545UA, 16%, due 8/29/15 (6)	$2,041,725	2,223,585	0.17%
N585UA, 20%, due 10/25/16 (6)	$3,489,645	4,251,690	0.33%
Total Scheduled Air Transportation		23,549,871

Specialty Hospitals (2.42%)
21C East Florida, LLC, Term Loan B, LIBOR + 10.5%, 1.25% LIBOR Floor, due 1/15/17	$12,934,246	12,656,159	0.98%
South Florida Radiation Oncology Coconut Creek, LLC, Term Loan A,
LIBOR + 5.75%, 1.25% LIBOR Floor, due 1/15/17	$1,790,896	1,765,823	0.14%
UBC Healthcare Analytics, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 9%, 1% LIBOR Floor, due 7/1/18	$16,627,402	16,710,539	1.30%
Total Specialty Hospitals		31,132,521

Wireless Telecommunications Carriers (except Satellite) (1.07%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan,
LIBOR + 10.9%, due 4/30/14 - (Canada)	$13,634,043	13,770,383	1.07%

Total Bank Debt (Cost $769,006,281)		696,317,349

5

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Corporate Debt Securities (20.26%)
Aerospace Product and Parts Manufacturing (0.09%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	$871,560	0.07%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	254,643	0.02%
Total Aerospace Product and Parts Manufacturing		1,126,203

Architectural, Engineering, and Related Services (0.78%)
Global Geophysical Services, Inc., Senior Unsecured Notes, 10.5%, due 5/1/17 (4)	$15,906,000	10,049,228	0.78%

Communications Equipment Manufacturing (0.34%)
Avaya, Inc., Senior Secured 2nd Lien Notes, 10.5%, due 3/1/21 (5)	$4,732,000	4,412,590	0.34%

Electronic Shopping and Mail-Order Houses (0.02%)
Shop Holding LLC, Convertible Promissory Note, 5%, due 8/5/15 (5)	$205,825	201,194	0.02%

Gaming Industries (2.76%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$80,839,000	35,518,635	2.76%

Home Furnishings Stores (0.05%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	666,203	0.05%

Nondepository Credit Intermediation (1.85%)
Caribbean Financial Group, Senior Secured Notes, 11.5%,
due 11/15/19 - (Cayman Islands) (5)	$22,000,000	23,870,000	1.85%

Oil and Gas Extraction (3.40%)
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17 (5)	$16,220,000	17,902,825	1.39%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (2), (5)	$24,340,000	25,838,443	2.01%
Total Oil and Gas Extraction		43,741,268

Other Investment Pools and Funds (2.74%)
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%,
due 8/2/21 - (Cayman Islands) (5)	$35,000,000	35,343,000	2.74%

Pharmaceutical and Medicine Manufacturing (1.90%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%,
due 12/15/16 - (France) (2), (5)	$24,483,000	24,483,000	1.90%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (2.52%)
AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16 (2), (5)	$32,444,500	32,444,500	2.52%

Scientific Research and Development Services (2.18%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$26,732,000	28,068,600	2.18%

Miscellaneous Securities (1.63%) (8)	$25,894,000	20,935,791	1.63%

Total Other Corporate Debt Securities (Cost $299,321,586)		260,860,212

Total Debt Investments (Cost $1,068,327,867)		957,177,561

6

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (23.07%)
Aerospace Product and Parts Manufacturing (0.73%)
Beech Holdings, LLC, Membership Units (4), (5)	1,218,826	$9,415,431	0.73%

Architectural, Engineering, and Related Services (0.00%)
Alion Science & Technology Corporation, Warrants (4)	9,175	92	-

Business Support Services (0.47%)
Findly Talent, LLC, Membership Units (4), (5)	1,993,022	456,402	0.04%
STG-Fairway Holdings, LLC, Class A Units (4), (5)	2,368,001	5,602,690	0.43%
Total Business Support Services		6,059,092

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5)	78,000	-	-

Coal Mining (0.12%)
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units (4), (5)	85	5,750	-
Oxford Resource Partners, LP, Warrants to Purchase Common Units (4), (5)	702,034	1,536,309	0.12%
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units (4), (5)	651,246	5,749	-
Total Coal Mining		1,547,808

Communications Equipment Manufacturing (0.28%)
Dialogic, Inc., Common Stock (4), (5), (6)	4,504,102	3,513,200	0.28%
Dialogic, Inc., Preferred Stock (4), (5), (6)	1	100	-
Dialogic, Inc., Warrants to Purchase Common Stock (4), (5), (6)	1,920,000	37,333	-
Total Communications Equipment Manufacturing		3,550,633

Deep Sea, Coastal, and Great Lakes Water Transportation (3.14%)
Blue Wall Shipping Limited, Common Stock - (Marshall Islands) (4)	1,339,286	17,638,397	1.38%
Tanker Investments Ltd., Common Stock (4)	1,436,162	18,586,670	1.44%
TCP KC, LLC, Membership Units - (Marshall Islands) (4), (5)	4,149,481	4,149,481	0.32%
Total Deep Sea, Coastal, and Great Lakes Water Transportation		40,374,548

Depository Credit Intermediation (0.08%)
Doral Financial Corporation, Common Stock - (Puerto Rico) (4)	120,539	1,046,279	0.08%

Electronic Shopping and Mail-Order Houses (0.11%)
Shop Holding, LLC, Class A Units (4), (5)	1,427,232	1,341,291	0.11%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	50,186	-
Total Electronic Shopping and Mail-Order Houses		1,391,477

7

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Full-Service Restaurants (0.00%)
RM Holdco, LLC, Membership Units (4), (5), (6)	42,552,000	$-	-

Gaming Industries (3.88%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4), (5)	6,843,047	46,600,842	3.62%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	3,343,806	0.26%
Total Gaming Industries		49,944,648

Highway, Street, and Bridge Construction (2.11%)
Contech Holdings, Inc., Common Stock (2), (4), (5)	711,255	27,223,403	2.11%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	20,813	-

Metal Ore Mining (0.12%)
St. Barbara Ltd., Common Stock - (Australia) (3), (4)	6,254,591	1,593,420	0.12%

Newspaper, Periodical, Book, and Directory Publishers (0.75%)
HW Topco, Inc., Common Stock (4), (5)	868,872	9,622,757	0.74%
HW Topco, Inc., Preferred Stock (5)	1,693	18,750	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	74,768	0.01%
Total Newspaper, Periodical, Book, and Directory Publishers		9,716,275

Nonscheduled Air Transportation (0.14%)
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock (4), (5)	2,329	1,784,490	0.14%

Oil and Gas Extraction (0.66%)
Woodbine Intermediate Holdings, LLC, Membership Units (4), (5), (6)	576	8,554,005	0.66%

Other Financial Investment Activities (0.01%)
Marsico Holdings, LLC, Common Interest Units (4), (5)	474,738	71,211	0.01%

Other Investment Pools and Funds (0.37%)
TCP Delos Cayman Holdings, Common Shares (3), (4), (5), (6)	551,799	759,772	0.06%
TCP Delos Cayman Holdings, Common Shares (4), (5), (6)	726,529	726,529	0.06%
TCP Delos Delaware Holdings, LLC, Partnership Interest (3), (4), (5), (6)	2,394,699	3,297,261	0.25%
Total Other Investment Pools and Funds		4,783,562

Other Telecommunications (0.01%)
LightSquared Inc., Call Option $0.01 (4), (5)	475,268	123,570	0.01%

Pharmaceutical and Medicine Manufacturing (1.94%)
NVHL S.A., Common Shares - (Luxembourg) (2), (3), (4), (5)	5,127,200	24,969,247	1.94%

Radio and Television Broadcasting (0.16%)
SCG Financial Acquisition Corp., Common Stock (4)	146,428	827,318	0.06%
SiTV, Inc., Warrants to Purchase Common Stock (4), (5)	786,791	1,203,790	0.10%
Total Radio and Television Broadcasting		2,031,108

8

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (0.20%)
KAGY Holding Company, Inc., Series A Preferred Stock (2), (4), (5)	34,229	$2,525,641	0.20%

Scheduled Air Transportation (2.03%)
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest (5), (6)	1,544	240,570	0.02%
N918DL Trust Beneficial Interest (5), (6)	1,307	274,230	0.02%
N954DL Trust Beneficial Interest (5), (6)	1,235	134,310	0.01%
N955DL Trust Beneficial Interest (5), (6)	1,200	218,790	0.02%
N956DL Trust Beneficial Interest (5), (6)	1,209	210,210	0.02%
N957DL Trust Beneficial Interest (5), (6)	1,200	211,860	0.02%
N959DL Trust Beneficial Interest (5), (6)	1,192	213,510	0.02%
N960DL Trust Beneficial Interest (5), (6)	1,169	211,860	0.02%
N961DL Trust Beneficial Interest (5), (6)	1,185	201,300	0.01%
N976DL Trust Beneficial Interest (5), (6)	1,377	199,638	0.01%
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interests (5), (6)	538	4,323,604	0.33%
N512UA Trust Beneficial Interests (5), (6)	531	4,249,429	0.33%
N536UA Trust Beneficial Interests (5), (6)	819	5,019,561	0.39%
N545UA Trust Beneficial Interests (5), (6)	675	6,028,042	0.47%
N585UA Trust Beneficial Interests (5), (6)	531	4,434,955	0.34%
Total Scheduled Air Transportation		26,171,869

Semiconductor and Other Electronic Component Manufacturing (0.11%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	1,471,251	0.11%

Software Publishers (0.17%)
Open Text Corporation, Common Stock (4)	45,910	2,190,366	0.17%

Traveler Accommodation (0.06%)
Buffets Restaurants Holdings, Inc., Common Stock (4), (5)	139,526	715,071	0.06%

Wired Telecommunications Carriers (5.42%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	13,181,639	1.02%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	741,898	0.06%
Integra Telecom, Inc., Common Stock (2), (4), (5)	10,080,250	44,187,439	3.43%
Integra Telecom, Inc., Warrants (2), (4), (5)	3,018,747	1,620,796	0.13%
V Telecom Investment S.C.A., Common Shares - (Luxembourg) (3), (4), (5)	3,741	10,106,228	0.78%
Total Wired Telecommunications Carriers		69,838,000

Total Equity Securities (Cost $373,621,650)		297,113,310

Total Investments (Cost $1,441,949,517) (7)		1,254,290,871

9

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Cash and Cash Equivalents (2.59%)
Wells Fargo Securities, LLC, Overnight Repurchase Agreement, 0.03%, due 4/1/14 Collateralized by Fannie Mae Discount Note	$8,230,294	$8,230,294	0.64%
Cash Denominated in Foreign Currency	€573,713	789,945	0.06%
Cash Denominated in Foreign Currency	£100,175	166,912	0.01%
Cash Held on Account at Various Institutions	$24,201,362	24,201,362	1.88%
Total Cash and Cash Equivalents		33,388,513

Total Cash and Investments		$1,287,679,384	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security

(6)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(7)	Includes investments with an aggregate fair value of $3,444,261 that have been segregated to collateralize certain unfunded commitments.

(8)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $52,676,834 and $100,235,702, respectively. Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,441,949,517. Net unrealized depreciation aggregated $187,279,293, of which $118,789,607 related to appreciated investments and $306,068,900 related to depreciated investments.

The total value of restricted securities and bank debt as of March 31, 2014 was $1,130,188,732, or 87.77% of total cash and investments of the Registrant.

Derivative instruments at March 31, 2014 were as follows:

Instrument	Notional Amount	Fair Value
Foreign currency forward exchange contract, sell AUD vs. USD for settlement April 4, 2014	AUD 5,182,870	$379,353

10

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At March 31, 2014, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$35,518,635	$40,938,892
2	Other observable market inputs*	30,001,158	131,077,477	3,343,806
3	Independent third-party pricing sources that employ significant unobservable inputs	666,316,191	93,137,897	232,454,670
3	Investment Manager valuations with significant unobservable inputs	-	1,126,203	20,375,942
Total		$696,317,349	$260,860,212	$297,113,310

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the three months ended March 31, 2014 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$635,703,807	$95,210,990	$214,039,902
Net realized and unrealized gains (losses)	(6,337,140)	648,006	326,376
Acquisitions	31,136,712	205,825	1,187,070
Dispositions	(19,040,449)	(2,926,924)	(2,644,656)
Transfers into Level 3ǂ	24,853,261	-	9,369,725
Transfers out of Level 3†	-	-	(3,110,517)
Reclassifications within Level 3	-	-	13,286,770
Ending balance	$666,316,191	$93,137,897	$232,454,670

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(6,403,354)	$648,006	$924,564

ǂ Comprised of two investments that were transferred from Level 2 due to reduced trading volumes.

† Comprised of one investment that was transferred to Level 2 due to increased observable market activity.

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$1,120,733	$26,093,381
Net realized and unrealized gains (losses)	-	5,470	(9,632,828)
Acquisitions	-	-	4,813,555
Dispositions	-	-	(2,942,093)
Transfers into Level 3‡	-	-	15,330,697
Reclassifications within Level 3	-	-	(13,286,770)
Ending balance	$-	$1,126,203	$20,375,942

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$5,470	$(7,056,807)

‡ Comprised of one investment that was transferred from Level 2 due to the increased significance of unobservable inputs.

11

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the three months ended March 31, 2014 were as follows:

	Value,			Value,	Interest &
	Beginning of			End of	Dividends
Investment	Period	Acquisitions	Dispositions	Period	Earned

AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16	$32,444,500	$-	$-	$32,444,500	$892,224
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16	7,200,688	-	-	7,200,688	216,021
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17	576,180	-	(39,527)	535,260	10,819
N918DL, 8%, due 8/15/18	771,210	-	(34,990)	736,560	14,707
N954DL, 8%, due 3/20/19	1,018,380	-	(40,198)	979,770	19,605
N955DL, 8%, due 6/20/19	1,054,680	-	(38,668)	1,018,380	20,353
N956DL, 8%, due 5/20/19	1,053,360	-	(39,311)	1,016,070	20,308
N957DL, 8%, due 6/20/19	1,064,250	-	(39,006)	1,027,290	20,531
N959DL, 8%, due 7/20/19	1,074,480	-	(38,704)	1,038,510	20,752
N960DL, 8%, due 10/20/19	1,115,070	-	(38,133)	1,080,090	21,583
N961DL, 8%, due 8/20/19	1,103,190	-	(39,054)	1,067,220	21,325
N976DL, 8%, due 2/15/18	785,400	-	(40,617)	744,480	14,896
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16	3,854,395	-	(219,544)	3,528,143	152,407
N512UA, 20%, due 10/26/16	3,943,990	-	(214,825)	3,620,453	155,207
N536UA, 16%, due 9/29/14	1,086,000	-	(376,018)	682,370	33,832
N545UA, 16%, due 8/29/15	2,623,595	-	(336,952)	2,223,585	88,298
N585UA, 20%, due 10/25/16	4,630,885	-	(252,237)	4,251,690	182,096
Contech Holdings, Inc., Common Stock	24,609,460	-	-	27,223,403	-
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	14,975,754	-	-	10,854,699	-
Dialogic, Inc., Common Stock	1,571,932	-	-	3,513,200	-
Dialogic, Inc., Preferred Stock	100	-	-	100	-
Dialogic, Inc., Warrants to Purchase Common Stock	49,867	-	-	37,333	-
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest	244,530	39,527	(45,633)	240,570	-
N918DL Trust Beneficial Interest	277,530	34,990	(43,355)	274,230	-
N954DL Trust Beneficial Interest	132,000	40,198	(52,291)	134,310	-
N955DL Trust Beneficial Interest	220,440	38,668	(51,653)	218,790	-
N956DL Trust Beneficial Interest	211,200	39,311	(52,365)	210,210	-
N957DL Trust Beneficial Interest	212,850	39,006	(52,148)	211,860	-
N959DL Trust Beneficial Interest	214,500	38,704	(51,934)	213,510	-
N960DL Trust Beneficial Interest	212,850	38,133	(51,770)	211,860	-
N961DL Trust Beneficial Interest	201,630	39,054	(52,677)	201,300	-
N976DL Trust Beneficial Interest	199,967	40,617	(49,772)	199,638	-
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interest	4,435,373	219,544	(85,526)	4,323,604	-
N512UA Trust Beneficial Interest	4,365,725	214,825	(84,124)	4,249,429	-
N536UA Trust Beneficial Interest	6,256,232	376,018	(107,650)	5,019,561	-
N545UA Trust Beneficial Interest	6,114,162	336,952	(113,212)	6,028,042	-
N585UA Trust Beneficial Interest	5,446,294	252,237	(111,401)	4,434,955	-
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19	2,617,287	-	(2,617,287)	-	67,468
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock	1,298,124	-	(667,400)	-	-
ESP Holdings, Inc., Common Stock	939,209	-	(971,745)	-	-
Integra Telecom, Inc., Common Stock	44,161,617	-	-	44,187,439	-
Integra Telecom, Inc., Warrants	1,688,447	-	-	1,620,796	-
KAGY Holding Company, Inc., Series A Preferred Stock	2,317,934	-	-	2,525,641	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15% PIK, due 11/21/17	4,704,688	-	-	4,713,588	-
Medfort, S.a.r.1., 1st Lien Term Loan A2, 15% PIK, due 11/21/17	16,540,696	-	-	16,571,989	-
Medfort, S.a.r.1., 1st Lien Term Loan B, 1% PIK, due 11/21/17	13,021,352	-	-	13,045,986	-
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1% PIK, due 11/21/17	13	-	-	-	-
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000	489,660
NVHL S.A., Common Shares	24,922,097	-	-	24,969,247	-
Perseus Holdings S.A., Common Stock	-	-	-	-	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16	8,423,129	-	-	8,439,065	232,527
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK,due 11/21/17	3,494,616	-	-	3,501,227	-
RM Holdco, LLC, Membership Units	-	-	-	-
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	7,105,323	-	-	4,533,714	46,757
RM OpCo, LLC, Convertible 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	3,859,571	154,880	-	4,006,770	187,962
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16	10,216,362	60,859	(2,355)	10,274,866	284,459
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B,

12

12% Cash + 7% PIK, due 3/21/16	19,225,541	738,801	-	19,964,342	936,455
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	6,056,358	241,552	-	6,287,457	294,950
TCP Delos Cayman Holdings, Common Shares	1,484,866	-	(331,035)	1,486,301	-
TCP Delos Delaware Holdings, LLC, Partnership Interest	3,291,035	-	-	3,297,261	-
TOPV New World Holdings, LLC, Membership Interests	48,441,792	-	-	46,600,842	-
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	27,097,963	-	(1,060,000)	25,838,443	748,533
Woodbine Intermediate Holdings, LLC, Membership Units	15,330,697	14,193	-	8,554,005	-

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuers' voting securities.

  Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2014 were as follows:

Investment	Acquisition Date	Cost

Avaya, Inc., Senior Secured 2nd Lien Notes, 10.5%, due 3/1/21	Various 2013	$3,570,970
Beech Holdings, LLC, Membership Units	Various 2013	12,628,928
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	Various 2012 & 2013	25,290,064
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19	10/19/12	21,624,571
Findly Talent, LLC, Membership Units	1/1/14	649,881
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock	12/4/13	1,609,997
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	5,861,481
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LightSquared Inc., Call Option $0.01	12/31/13	-
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12	15,780,184
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	35,000,000
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units	6/24/13	3,590
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	959,196
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units	6/24/13	3,590
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	-
Shop Holding, LLC, Class A Units	6/2/2011 & 3/17/14	1,350,918
Shop Holding, LLC, Convertible Promissory Note, 5%, due 8/5/15	2/5/14	205,825
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
STG-Fairway Holdings, LLC, Class A Units	12/30/10 & 10/18/13	2,654,499
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TCP KC, LLC, Membership Units	2/5/14 & 3/11/14	4,149,481
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A., Common Shares	11/9/12	8,688,957

13

ITEM 2.	CONTROLS AND PROCEDURES.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Mark K. Holdsworth
Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: May 30, 2014

By:	/s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: May 30, 2014